Segment Information - Schedule of Long-lived Assets by Geographic Region (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 18,645,660	$ 22,096,937	$ 17,129,023
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	16,332,726	17,993,006	14,369,511
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 2,312,934	$ 4,103,931	$ 2,759,512